27. SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 2
Net profit (Loss)	R$ (1,125.6)	R$ (372.4)	R$ 2,928.1
Legal reserve (5.00%)			(155.6)
Dividends calculation base	(1,125.6)	(372.4)	2,955.6
Minimum mandatory dividend (25.00%)			738.9
Remuneration of shareholders' exceeding the mandatory minimum		513.2	251.8
Total remuneration of shareholders' in the year, as interest on shareholders' equity and dividends (R$91,443 in 2015)		513.2	990.7
Withholding income tax on interest on shareholders' equity			(48.3)
Remuneration of shareholders', net of withholding income tax		R$ 436.2	R$ 901.8
Percentage of calculation base			33.52%
Earnings paid per share		R$ 0.7641	R$ 1.19979
Payment of interest on shareholders' equity, paid in the year - gross of withholding income tax of R$76,982 in 2016 (R$40,453 in 2015)		R$ (513.2)	R$ (425.9)
Paid in the previous period - interest on shareholders' equity - gross withholding income tax of R$48,318 in 2015 (R$33,934 in 2014)		(473.4)	(376.7)
Paid in the previous period - Dividends		(189.7)	(86.5)
Payments maid during in the year		(1,176.3)	(889.1)
Total remuneration of shareholders' outstanding			564.8
Total withholding income tax on interest on shareholders' equity			(48.3)
Remaining amounts outstanding	1.9	2.3	1.9
Interest on shareholders' equity outstanding	R$ 1.9	R$ 2.3	518.5
Legal reserve percenatge		5.00%
Minimum mandatory dividend percenatge		25.00%
Interest on remuneration of shareholders'			91,443.0
Withholding income tax of interest on shareholders' equity		R$ 76,982.0	4,000,453.0
Withholding income tax of previous period - interest on shareholders' equity			R$ 48,318.0